UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/10

Check here if Amendment [ ]; Amendment Number: _____.
This Amendment (Check only one.):[ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Moon Capital Management, LLC
Address:	2103 Riverview Tower
		900 South Gay Street
		Knoxville, TN  37902

Form 13F File Number:  28-12677

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Poppy Harper
Phone:		865-546-1234

Signature, Place and Date of Signing:

____________	______________________	_________________
(Signature)	(City, State)			(Date)

Report Type (Check only one.):

[ X] 	13F HOLDINGS REPORT

[    ]	13F NOTICE

[    ]	13F COMBINATION REPORT
FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 	0

Form 13F Information Table Entry Total:	75

Form 13F Information Table Value Total:	62,720,432


         Form 13F Information Table
       Moon Capital Management, LLC
        13F CIK Number: 0001410588
              March 31, 2010


<c>NAME OF ISSUER                         <c>TITLE OF CL<c>CUSIP      <c>VALUE    <c>SHRS or P<c>INVESTMENT DIS<c>OTHER MA<c>VOTING
FHLB                                      Fixed Income  3133XLDK6          404    400,000           Sole             -        Sole
6.000% Due 06-14-17
FHLB                                      Fixed Income  3133XT5V4          168    250,000           Sole             -        Sole
4.500% Due 02-25-19
FHLMC                                     Fixed Income  3128X9TF7          331    325,000           Sole             -        Sole
5.000% Due 01-19-22
FHLMC, 3%-'11, 3.5%-'12, 4%-'1            Fixed Income  3133F4PP0          474    475,000           Sole             -        Sole
2.500% Due 03-15-18
FHLMC, steps to 3.5% 4/12, 4%             Fixed Income  3128X92K5          742    750,000           Sole             -        Sole
3.000% Due 10-06-17
FNMA                                      Fixed Income  31359MNU3          672    625,000           Sole             -        Sole
5.250% Due 08-01-12
FNMA                                      Fixed Income  3136FJNH0          298    300,000           Sole             -        Sole
4.000% Due 11-05-19
FNMA, Steps 1% annually                   Fixed Income  3136FJXJ5          301    300,000           Sole             -        Sole
2.250% Due 12-23-24
FNMA, steps to 3% 12/10, 4% 12            Fixed Income  3136FJB42          527    525,000           Sole             -        Sole
2.000% Due 12-30-19
FNMA, steps to 4% 2012, 5% 201            Fixed Income  3136FJP47          605    600,000           Sole             -        Sole
3.250% Due 01-20-17
FNMA, steps to 4% in 2/2012, 6            Fixed Income  3136FJ4P3          458    460,000           Sole             -        Sole
2.000% Due 02-25-20
FNMA, steps to 5% in 12/11                Fixed Income  3136FJC82          301    300,000           Sole             -        Sole
2.250% Due 12-30-16
Beal Bank                                 Fixed Income  073714RN9          250    250,000           Sole             -        Sole
0.350% Due 07-07-10
Doral Bank                                Fixed Income  25811LNL9          500    500,000           Sole             -        Sole
0.900% Due 09-07-10
Harris Bank - Steps to 3.5% in            Fixed Income  41456TDV8          252    250,000           Sole             -        Sole
3.000% Due 09-16-19
GMAC                                      Fixed Income  3704A0E73          352    390,000           Sole             -        Sole
8.650% Due 08-15-15
JP Morgan Chase                           Fixed Income  46625HAJ9          303    289,000           Sole             -        Sole
6.750% Due 02-01-11
Morgan Stanley                            Fixed Income  61744AAN0          688    685,000           Sole             -        Sole
4.250% Due 05-15-10
East Point GA                             Fixed Income  274501DN2          219    250,000           Sole             -        Sole
0.000% Due 02-01-13
Memphis TN Electric                       Fixed Income  586158KC0          325    315,000           Sole             -        Sole
5.000% Due 12-01-10
Metro Nashville                           Fixed Income  5920132G0          263    255,000           Sole             -        Sole
4.500% Due 11-15-12
AT&T                                      Equities      00206r102          494     19,112           Sole             -        Sole
American Express                          Equities      025816109        2,189     53,065           Sole             -        Sole
Avery Dennison Corp.                      Equities      053611109          262      7,200           Sole             -        Sole
BB and T Corp                             Equities      054937107          508     15,680           Sole             -        Sole
Berkshire Hathaway                        Equities      084670207        2,754     33,890           Sole             -        Sole
Boston Scientific Corp                    Equities      101137107        1,976    273,657           Sole             -        Sole
Cemex                                     Equities      151290889        1,213    118,834           Sole             -        Sole
Coca-Cola                                 Equities      19126100           266      4,832           Sole             -        Sole
Comcast                                   Equities      20030n101        2,512    133,389           Sole             -        Sole
ConocoPhillips                            Equities      20825c104        1,087     21,246           Sole             -        Sole
Dell, Inc.                                Equities      24702r101        2,260    150,465           Sole             -        Sole
Exxon Mobil Corp.                         Equities      30231g102          652      9,735           Sole             -        Sole
General Electric                          Equities      369604103        2,477    136,103           Sole             -        Sole
Hudson City Bancorp Inc                   Equities      443683107        1,369     96,620           Sole             -        Sole
JP Morgan & Co                            Equities      46625h100        2,282     50,984           Sole             -        Sole
Johnson & Johnson                         Equities      478160104        2,953     45,297           Sole             -        Sole
Legg Mason Inc.                           Equities      524901105        1,192     41,560           Sole             -        Sole
Limited Brands Inc                        Equities      532716107        2,685    109,050           Sole             -        Sole
Lockheed Martin                           Equities      539830109          302      3,632           Sole             -        Sole
Microsoft                                 Equities      594918104        2,382     81,329           Sole             -        Sole
Pepsico Inc                               Equities      713448108          405      6,116           Sole             -        Sole
Pfizer Inc.                               Equities      717081103        1,802    105,058           Sole             -        Sole
Plum Creek Timber Co. REIT                Equities      729251108        1,303     33,495           Sole             -        Sole
ProShares UltraShort Barclays             Equities      74347r297        1,438     29,535           Sole             -        Sole
SPDR Gold Shares                          Equities      78463v107          265      2,430           Sole             -        Sole
Southern Co.                              Equities      842587107          345     10,410           Sole             -        Sole
Southwestern Energy Co.                   Equities      845467109          448     11,000           Sole             -        Sole
UnitedHealth Group                        Equities      91324p102        2,389     73,140           Sole             -        Sole
VCA Antech Inc                            Equities      918194101          277      9,880           Sole             -        Sole
Verizon Communications                    Equities      92343v104        1,165     37,542           Sole             -        Sole
Wal-Mart Stores                           Equities      931142103        2,361     42,461           Sole             -        Sole
Wells Fargo                               Equities      949746101          280      8,991           Sole             -        Sole
iPath DJ AIG Natural Gas TR Su            Equities      06739H644        1,150    121,215           Sole             -        Sole
United States Oil Fund                    Equities      91232n108         (262)    (6,500)          Sole             -        Sole
American Funds Bond Fund of Am            Equities      097873103          573     47,885           Sole             -        Sole
Columbia Acorn Fund Class Z               Equities      197199409          561     19,064           Sole             -        Sole
Columbia Acorn Select Fund Z              Equities      197199854          258     10,137           Sole             -        Sole
Heartland Value Fund                      Equities      422352831          435     11,524           Sole             -        Sole
NB Partners Fund Inv Class                Equities      641224787          289     11,166           Sole             -        Sole
Vanguard PrimeCap Fund                    Equities      921936100          308      4,997           Sole             -        Sole
Vanguard Wellington Fund                  Equities      921935102          207      6,966           Sole             -        Sole
Vanguard Long-Term Tax-Exempt             Equities      922907308          306     27,872           Sole             -        Sole
Baron Asset Fund                          Equities      068278100          603     12,291           Sole             -        Sole
Heartland Value Fund                      Equities      422359109          250      6,639           Sole             -        Sole
Legg Mason Value Trust                    Equities      524659109          306      6,863           Sole             -        Sole
Longleaf Partners Fund                    Equities      543069405          626     24,327           Sole             -        Sole
Olstein All Cap Value Fund                Equities      681383204          490     37,987           Sole             -        Sole
Schwab S&P 500 Index Fund                 Equities      808509855          505     27,647           Sole             -        Sole
Third Avenue Value Fund                   Equities      884116104        1,239     26,260           Sole             -        Sole
Vanguard Windsor II Fund                  Equities      922018205          265     10,574           Sole             -        Sole
Weitz Value Portfolio                     Equities      94904p203          974     37,279           Sole             -        Sole
Oakmark International                     Equities      413838202          304     17,075           Sole             -        Sole
Oppenheimer Amt Free Munis                Equities      683977102          218     34,281           Sole             -        Sole
Oppenheimer Rochester Nat Muni            Equities      683940308          389     54,294           Sole             -        Sole